Quarterly Report
December 31, 2023
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
December 31, 2023 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,815,072	$745,023,671
A O Smith Corp.	1,514,231	124,833,204
Abbott Laboratories	21,390,849	2,354,490,749
AbbVie, Inc.	21,763,002	3,372,612,420
Accenture PLC Class A	7,735,341	2,714,408,510
Adobe, Inc. (a)	5,611,757	3,347,974,226
Advanced Micro Devices, Inc. (a)	19,913,665	2,935,473,358
AES Corp.	8,267,388	159,147,219
Aflac, Inc.	6,553,998	540,704,835
Agilent Technologies, Inc.	3,606,929	501,471,339
Air Products & Chemicals, Inc.	2,741,602	750,650,628
Airbnb, Inc. Class A (a)	5,358,664	729,528,517
Akamai Technologies, Inc. (a)	1,858,695	219,976,553
Albemarle Corp.	1,448,516	209,281,592
Alexandria Real Estate Equities, Inc. REIT	1,923,997	243,905,100
Align Technology, Inc. (a)	880,448	241,242,752
Allegion PLC	1,082,715	137,169,163
Alliant Energy Corp.	3,110,155	159,550,952
Allstate Corp.	3,230,035	452,140,299
Alphabet, Inc. Class A (a)	72,943,885	10,189,531,296
Alphabet, Inc. Class C (a)	61,391,629	8,651,922,275
Altria Group, Inc.	21,799,531	879,393,081
Amazon.com, Inc. (a)	112,088,615	17,030,744,163
Amcor PLC	17,814,340	171,730,238
Ameren Corp.	3,199,828	231,475,558
American Airlines Group, Inc. (a)	8,055,369	110,680,770
American Electric Power Co., Inc.	6,481,793	526,451,227
American Express Co.	7,096,673	1,329,490,720
American International Group, Inc.	8,652,541	586,209,653
American Tower Corp. REIT	5,754,619	1,242,307,150
American Water Works Co., Inc.	2,390,190	315,481,178
Ameriprise Financial, Inc.	1,247,253	473,744,107
AMETEK, Inc.	2,843,409	468,849,710
Common Stocks	Shares	Value
Amgen, Inc.	6,598,892	$1,900,612,874
Amphenol Corp. Class A	7,356,707	729,270,365
Analog Devices, Inc.	6,142,560	1,219,666,714
ANSYS, Inc. (a)	1,071,695	388,896,682
Aon PLC Class A	2,468,082	718,261,224
APA Corp.	3,790,173	135,991,407
Apple, Inc.	180,196,065	34,693,148,394
Applied Materials, Inc.	10,310,550	1,671,030,838
Aptiv PLC (a)	3,493,171	313,407,302
Arch Capital Group Ltd. (a)	4,573,945	339,706,895
Archer-Daniels-Midland Co.	6,573,724	474,754,347
Arista Networks, Inc. (a)	3,097,246	729,432,405
Arthur J Gallagher & Co.	2,655,337	597,132,185
Assurant, Inc.	655,035	110,366,847
AT&T, Inc.	88,230,671	1,480,510,659
Atmos Energy Corp.	1,833,194	212,467,185
Autodesk, Inc. (a)	2,639,812	642,741,426
Automatic Data Processing, Inc.	5,069,615	1,181,068,207
AutoZone, Inc. (a)	216,721	560,355,985
AvalonBay Communities, Inc. REIT	1,730,710	324,023,526
Avery Dennison Corp.	995,619	201,274,337
Axon Enterprise, Inc. (a)	870,234	224,807,549
Baker Hughes Co.	12,381,236	423,190,646
Ball Corp.	3,872,186	222,728,139
Bank of America Corp.	84,861,295	2,857,279,803
Bank of New York Mellon Corp.	9,479,032	493,383,616
Bath & Body Works, Inc.	2,808,857	121,230,268
Baxter International, Inc.	6,248,139	241,553,054
Becton Dickinson & Co.	3,578,797	872,618,073
Berkshire Hathaway, Inc. Class B (a)	22,425,463	7,998,265,634
Best Buy Co., Inc.	2,397,824	187,701,663
Biogen, Inc. (a)	1,785,279	461,976,647
Bio-Rad Laboratories, Inc. Class A (a)	257,123	83,022,445
Bio-Techne Corp.	1,947,138	150,241,168
BlackRock, Inc.	1,723,651	1,399,259,882
Blackstone, Inc.	8,756,398	1,146,387,626

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Boeing Co. (a)	6,996,249	$1,823,642,264
Booking Holdings, Inc. (a)	430,444	1,526,879,566
BorgWarner, Inc.	2,901,492	104,018,488
Boston Properties, Inc. REIT	1,738,683	122,003,386
Boston Scientific Corp. (a)	18,064,400	1,044,302,964
Bristol-Myers Squibb Co.	25,079,707	1,286,839,766
Broadcom, Inc.	5,409,736	6,038,617,810
Broadridge Financial Solutions, Inc.	1,454,247	299,211,320
Brown & Brown, Inc.	2,909,737	206,911,398
Brown-Forman Corp. Class B	2,232,485	127,474,894
Builders FirstSource, Inc. (a)	1,520,692	253,864,322
Bunge Global SA	1,790,482	180,749,158
Cadence Design Systems, Inc. (a)	3,352,498	913,119,880
Caesars Entertainment, Inc. (a)	2,622,261	122,931,596
Camden Property Trust REIT	1,317,780	130,842,376
Campbell Soup Co.	2,430,239	105,059,232
Capital One Financial Corp.	4,694,746	615,575,096
Cardinal Health, Inc.	3,037,655	306,195,624
CarMax, Inc. (a)	1,954,079	149,956,022
Carnival Corp. (a)	12,408,053	230,045,303
Carrier Global Corp.	10,341,606	594,125,265
Catalent, Inc. (a)	2,228,609	100,131,402
Caterpillar, Inc.	6,294,184	1,861,001,383
Cboe Global Markets, Inc.	1,301,950	232,476,192
CBRE Group, Inc. Class A (a)	3,757,028	349,741,737
CDW Corp.	1,655,208	376,261,883
Celanese Corp.	1,227,547	190,723,977
Cencora, Inc.	2,058,987	422,874,750
Centene Corp. (a)	6,584,551	488,639,530
CenterPoint Energy, Inc.	7,791,520	222,603,726
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,890,625	$126,898,750
CF Industries Holdings, Inc.	2,354,651	187,194,755
CH Robinson Worldwide, Inc.	1,437,542	124,189,253
Charles River Laboratories International, Inc. (a)	628,860	148,662,504
Charles Schwab Corp.	18,346,259	1,262,222,619
Charter Communications, Inc. Class A (a)	1,240,193	482,038,215
Chevron Corp.	21,638,508	3,227,599,853
Chipotle Mexican Grill, Inc. (a)	337,960	772,901,002
Chubb Ltd.	5,028,647	1,136,474,222
Church & Dwight Co., Inc.	3,020,354	285,604,674
Cigna Group	3,607,249	1,080,190,713
Cincinnati Financial Corp.	1,936,894	200,391,053
Cintas Corp.	1,066,245	642,583,212
Cisco Systems, Inc.	49,925,874	2,522,255,154
Citigroup, Inc.	23,589,445	1,213,441,051
Citizens Financial Group, Inc.	5,747,091	190,458,596
Clorox Co.	1,530,142	218,182,948
CME Group, Inc.	4,439,177	934,890,676
CMS Energy Corp.	3,604,050	209,287,184
Coca-Cola Co.	47,959,834	2,826,273,018
Cognizant Technology Solutions Corp. Class A	6,179,643	466,748,436
Colgate-Palmolive Co.	10,148,010	808,897,877
Comcast Corp. Class A	49,495,253	2,170,366,844
Comerica, Inc.	1,620,914	90,463,210
Conagra Brands, Inc.	5,864,164	168,066,940
ConocoPhillips	14,635,063	1,698,691,762
Consolidated Edison, Inc.	4,260,374	387,566,223
Constellation Brands, Inc. Class A	1,992,734	481,743,444
Constellation Energy Corp.	3,935,984	460,077,170

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Cooper Cos., Inc.	609,928	$230,821,152
Copart, Inc. (a)	10,735,278	526,028,622
Corning, Inc.	9,427,718	287,074,013
Corteva, Inc.	8,686,213	416,243,327
CoStar Group, Inc. (a)	5,026,861	439,297,383
Costco Wholesale Corp.	5,457,561	3,602,426,865
Coterra Energy, Inc.	9,271,894	236,618,735
Crown Castle, Inc. REIT	5,350,716	616,348,976
CSX Corp.	24,356,777	844,449,459
Cummins, Inc.	1,748,718	418,940,371
CVS Health Corp.	15,845,981	1,251,198,660
Danaher Corp.	8,107,192	1,875,517,797
Darden Restaurants, Inc.	1,492,100	245,152,030
DaVita, Inc. (a)	665,123	69,678,285
Deere & Co.	3,301,426	1,320,141,215
Delta Air Lines, Inc.	7,938,032	319,347,027
DENTSPLY SIRONA, Inc.	2,615,068	93,070,270
Devon Energy Corp.	7,911,219	358,378,221
Dexcom, Inc. (a)	4,773,171	592,302,789
Diamondback Energy, Inc.	2,208,050	342,424,394
Digital Realty Trust, Inc. REIT	3,739,227	503,225,170
Discover Financial Services	3,086,448	346,916,755
Dollar General Corp.	2,705,653	367,833,525
Dollar Tree, Inc. (a)	2,573,781	365,605,591
Dominion Energy, Inc.	10,314,870	484,798,890
Domino's Pizza, Inc.	433,758	178,808,060
Dover Corp.	1,725,635	265,419,919
Dow, Inc.	8,672,199	475,583,393
DR Horton, Inc.	3,714,833	564,580,319
DTE Energy Co.	2,542,963	280,387,100
Duke Energy Corp.	9,516,280	923,459,811
DuPont de Nemours, Inc.	5,300,433	407,762,311
Eastman Chemical Co.	1,462,911	131,398,666
Eaton Corp. PLC	4,923,229	1,185,612,008
eBay, Inc.	6,397,184	279,045,166
Ecolab, Inc.	3,133,938	621,616,602
Edison International	4,720,330	337,456,392
Edwards Lifesciences Corp. (a)	7,475,795	570,029,369
Common Stocks	Shares	Value
Electronic Arts, Inc.	3,016,617	$412,703,372
Elevance Health, Inc.	2,895,490	1,365,397,264
Eli Lilly & Co.	9,828,655	5,729,319,573
Emerson Electric Co.	7,026,593	683,898,297
Enphase Energy, Inc. (a)	1,682,479	222,322,775
Entergy Corp.	2,608,499	263,954,014
EOG Resources, Inc.	7,184,266	868,936,973
EPAM Systems, Inc. (a)	706,392	210,038,597
EQT Corp.	5,069,944	196,004,035
Equifax, Inc.	1,513,621	374,303,337
Equinix, Inc. REIT	1,155,279	930,450,154
Equity Residential REIT	4,221,121	258,163,760
Essex Property Trust, Inc. REIT	792,049	196,380,629
Estee Lauder Cos., Inc. Class A	2,867,893	419,429,351
Etsy, Inc. (a)	1,475,949	119,625,666
Everest Group Ltd.	532,369	188,235,031
Evergy, Inc.	2,840,083	148,252,333
Eversource Energy	4,311,021	266,076,216
Exelon Corp.	12,298,650	441,521,535
Expedia Group, Inc. (a)	1,643,238	249,427,096
Expeditors International of Washington, Inc.	1,791,661	227,899,279
Extra Space Storage, Inc. REIT	2,605,888	417,802,023
Exxon Mobil Corp.	49,372,378	4,936,250,352
F5, Inc. (a)	731,840	130,984,723
FactSet Research Systems, Inc.	471,587	224,970,578
Fair Isaac Corp. (a)	305,020	355,046,330
Fastenal Co.	7,048,473	456,529,596
Federal Realty Investment Trust REIT	904,998	93,260,044
FedEx Corp.	2,850,979	721,212,158
Fidelity National Information Services, Inc.	7,308,743	439,036,192
Fifth Third Bancorp	8,409,013	290,026,858
First Solar, Inc. (a)	1,319,207	227,272,982
FirstEnergy Corp.	6,372,696	233,623,035
Fiserv, Inc. (a)	7,397,624	982,700,372

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
FleetCor Technologies, Inc. (a)	890,170	$251,570,944
FMC Corp.	1,549,930	97,723,087
Ford Motor Co.	48,502,359	591,243,756
Fortinet, Inc. (a)	7,855,856	459,803,252
Fortive Corp.	4,345,871	319,986,482
Fox Corp. Class A	3,047,651	90,423,805
Fox Corp. Class B	1,628,551	45,029,435
Franklin Resources, Inc.	3,525,827	105,034,386
Freeport-McMoRan, Inc.	17,692,276	753,160,189
Garmin Ltd.	1,889,819	242,917,334
Gartner, Inc. (a)	960,460	433,273,111
GE HealthCare Technologies, Inc.	4,825,539	373,110,675
Gen Digital, Inc.	6,949,774	158,593,843
Generac Holdings, Inc. (a)	768,761	99,354,672
General Dynamics Corp.	2,786,650	723,609,405
General Electric Co.	13,427,666	1,713,773,012
General Mills, Inc.	7,164,936	466,723,931
General Motors Co.	16,879,237	606,302,193
Genuine Parts Co.	1,733,556	240,097,506
Gilead Sciences, Inc.	15,371,944	1,245,281,183
Global Payments, Inc.	3,210,451	407,727,277
Globe Life, Inc.	1,056,037	128,540,824
Goldman Sachs Group, Inc.	4,018,934	1,550,384,169
Halliburton Co.	11,032,189	398,813,632
Hartford Financial Services Group, Inc.	3,706,661	297,941,411
Hasbro, Inc.	1,573,485	80,342,144
HCA Healthcare, Inc.	2,440,707	660,650,571
Healthpeak Properties, Inc. REIT	6,766,992	133,986,442
Henry Schein, Inc. (a)	1,612,532	122,084,798
Hershey Co.	1,850,831	345,068,932
Hess Corp.	3,412,824	491,992,708
Hewlett Packard Enterprise Co.	15,813,572	268,514,453
Hilton Worldwide Holdings, Inc.	3,160,625	575,518,206
Hologic, Inc. (a)	3,024,557	216,104,598
Home Depot, Inc.	12,326,148	4,271,626,589
Common Stocks	Shares	Value
Honeywell International, Inc.	8,125,642	$1,704,028,384
Hormel Foods Corp.	3,565,555	114,489,971
Host Hotels & Resorts, Inc. REIT	8,779,501	170,936,884
Howmet Aerospace, Inc.	4,836,235	261,737,038
HP, Inc.	10,700,850	321,988,576
Hubbell, Inc.	660,956	217,408,257
Humana, Inc.	1,517,409	694,685,014
Huntington Bancshares, Inc.	17,695,191	225,082,830
Huntington Ingalls Industries, Inc.	490,710	127,407,944
IDEX Corp.	928,022	201,482,856
IDEXX Laboratories, Inc. (a)	1,024,763	568,794,703
Illinois Tool Works, Inc.	3,374,280	883,858,903
Illumina, Inc. (a)	1,945,028	270,825,699
Incyte Corp. (a)	2,294,487	144,070,839
Ingersoll Rand, Inc.	4,992,256	386,101,079
Insulet Corp. (a)	860,977	186,814,789
Intel Corp.	51,965,043	2,611,243,411
Intercontinental Exchange, Inc. (b)	7,068,146	907,761,991
International Business Machines Corp.	11,241,203	1,838,498,751
International Flavors & Fragrances, Inc.	3,150,521	255,097,685
International Paper Co.	4,268,024	154,289,068
Interpublic Group of Cos., Inc.	4,750,455	155,054,851
Intuit, Inc.	3,454,770	2,159,334,893
Intuitive Surgical, Inc. (a)	4,338,222	1,463,542,574
Invesco Ltd.	5,594,333	99,802,901
Invitation Homes, Inc. REIT	7,101,118	242,219,135
IQVIA Holdings, Inc. (a)	2,262,292	523,449,123
Iron Mountain, Inc. REIT	3,598,365	251,813,583
J M Smucker Co.	1,265,945	159,990,129
Jabil, Inc.	1,577,104	200,923,050
Jack Henry & Associates, Inc.	899,717	147,022,755
Jacobs Solutions, Inc.	1,555,714	201,931,677

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	1,007,698	$201,277,599
Johnson & Johnson	29,671,320	4,650,682,697
Johnson Controls International PLC	8,402,368	484,312,492
JPMorgan Chase & Co.	35,633,655	6,061,284,715
Juniper Networks, Inc.	3,963,742	116,851,114
Kellanova	3,255,489	182,014,390
Kenvue, Inc.	21,295,354	458,488,972
Keurig Dr Pepper, Inc.	12,424,520	413,985,006
KeyCorp	11,552,081	166,349,966
Keysight Technologies, Inc. (a)	2,188,534	348,173,874
Kimberly-Clark Corp.	4,176,612	507,500,124
Kimco Realty Corp. REIT	7,561,771	161,141,340
Kinder Morgan, Inc.	23,837,536	420,494,135
KLA Corp.	1,675,932	974,219,272
Kraft Heinz Co.	9,812,622	362,870,762
Kroger Co.	8,065,410	368,669,891
L3Harris Technologies, Inc.	2,335,125	491,824,027
Laboratory Corp. of America Holdings	1,045,943	237,732,384
Lam Research Corp.	1,624,154	1,272,134,862
Lamb Weston Holdings, Inc.	1,771,715	191,504,674
Las Vegas Sands Corp.	4,554,489	224,126,404
Leidos Holdings, Inc.	1,682,516	182,115,532
Lennar Corp. Class A	3,082,748	459,452,762
Linde PLC	5,977,025	2,454,823,938
Live Nation Entertainment, Inc. (a)	1,748,823	163,689,833
LKQ Corp.	3,304,698	157,931,517
Lockheed Martin Corp.	2,721,634	1,233,553,394
Loews Corp.	2,257,180	157,077,156
Lowe's Cos., Inc.	7,112,902	1,582,976,340
Lululemon Athletica, Inc. (a)	1,418,923	725,481,141
LyondellBasell Industries NV Class A	3,136,752	298,242,380
M&T Bank Corp.	2,046,091	280,478,154
Marathon Oil Corp.	7,213,330	174,274,053
Common Stocks	Shares	Value
Marathon Petroleum Corp.	4,679,720	$694,283,259
MarketAxess Holdings, Inc.	462,734	135,511,652
Marriott International, Inc. Class A	3,040,268	685,610,837
Marsh & McLennan Cos., Inc.	6,077,194	1,151,445,947
Martin Marietta Materials, Inc.	764,032	381,183,205
Masco Corp.	2,777,280	186,022,214
Mastercard, Inc. Class A	10,206,462	4,353,158,108
Match Group, Inc. (a)	3,349,950	122,273,175
McCormick & Co., Inc.	3,097,035	211,899,135
McDonald's Corp.	8,939,926	2,650,777,458
McKesson Corp.	1,640,154	759,358,499
Medtronic PLC	16,421,452	1,352,799,216
Merck & Co., Inc.	31,233,240	3,405,047,825
Meta Platforms, Inc. Class A (a)	27,358,578	9,683,842,269
MetLife, Inc.	7,663,808	506,807,623
Mettler-Toledo International, Inc. (a)	267,408	324,355,208
MGM Resorts International (a)	3,368,045	150,484,251
Microchip Technology, Inc.	6,668,844	601,396,352
Micron Technology, Inc.	13,508,938	1,152,852,769
Microsoft Corp.	91,607,759	34,448,181,694
Mid-America Apartment Communities, Inc. REIT	1,429,883	192,262,068
Moderna, Inc. (a)	4,084,304	406,184,033
Mohawk Industries, Inc. (a)	633,530	65,570,355
Molina Healthcare, Inc. (a)	717,445	259,220,053
Molson Coors Beverage Co. Class B	2,291,052	140,235,293
Mondelez International, Inc. Class A	16,783,586	1,215,635,134
Monolithic Power Systems, Inc.	589,183	371,644,853

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Monster Beverage Corp. (a)	9,104,818	$524,528,565
Moody's Corp.	1,942,923	758,828,007
Morgan Stanley	15,577,706	1,452,621,084
Mosaic Co.	4,028,657	143,943,915
Motorola Solutions, Inc.	2,045,089	640,296,915
MSCI, Inc.	976,836	552,547,283
Nasdaq, Inc.	4,177,352	242,871,245
NetApp, Inc.	2,573,665	226,894,306
Netflix, Inc. (a)	5,395,226	2,626,827,635
Newmont Corp.	14,223,416	588,707,188
News Corp. Class A	4,704,449	115,494,223
News Corp. Class B	1,425,932	36,674,971
NextEra Energy, Inc.	25,288,549	1,536,026,466
NIKE, Inc. Class B	15,086,669	1,637,959,653
NiSource, Inc.	4,993,140	132,567,867
Nordson Corp.	664,504	175,535,377
Norfolk Southern Corp.	2,787,082	658,810,443
Northern Trust Corp.	2,556,439	215,712,323
Northrop Grumman Corp.	1,747,001	817,841,048
Norwegian Cruise Line Holdings Ltd. (a)	5,120,857	102,621,974
NRG Energy, Inc.	2,783,011	143,881,669
Nucor Corp.	3,030,393	527,409,598
NVIDIA Corp.	30,444,104	15,076,529,183
NVR, Inc. (a)	39,329	275,320,698
NXP Semiconductors NV	3,183,736	731,240,484
Occidental Petroleum Corp.	8,138,798	485,967,629
Old Dominion Freight Line, Inc.	1,106,170	448,363,886
Omnicom Group, Inc.	2,439,372	211,030,072
ON Semiconductor Corp. (a)	5,308,736	443,438,718
ONEOK, Inc.	7,190,299	504,902,796
Oracle Corp.	19,583,251	2,064,662,153
O'Reilly Automotive, Inc. (a)	729,128	692,729,930
Otis Worldwide Corp.	5,044,724	451,351,456
PACCAR, Inc.	6,447,197	629,568,738
Packaging Corp. of America	1,112,504	181,238,027
Common Stocks	Shares	Value
Palo Alto Networks, Inc. (a)	3,830,531	$1,129,546,981
Paramount Global Class B	5,955,293	88,078,783
Parker-Hannifin Corp.	1,583,505	729,520,753
Paychex, Inc.	3,964,805	472,247,924
Paycom Software, Inc.	600,956	124,229,624
PayPal Holdings, Inc. (a)	13,289,409	816,102,607
Pentair PLC	2,023,901	147,157,842
PepsiCo, Inc.	16,946,675	2,878,223,282
Pfizer, Inc.	69,654,244	2,005,345,685
PG&E Corp.	25,860,110	466,257,783
Philip Morris International, Inc.	19,151,594	1,801,781,964
Phillips 66	5,422,776	721,988,397
Pinnacle West Capital Corp.	1,385,194	99,512,337
Pioneer Natural Resources Co.	2,878,891	647,405,008
PNC Financial Services Group, Inc.	4,917,985	761,549,977
Pool Corp.	476,843	190,122,073
PPG Industries, Inc.	2,896,324	433,145,254
PPL Corp.	9,060,835	245,548,628
Principal Financial Group, Inc.	2,703,349	212,672,466
Procter & Gamble Co.	29,050,039	4,256,992,715
Progressive Corp.	7,221,298	1,150,208,345
Prologis, Inc. REIT	11,397,904	1,519,340,603
Prudential Financial, Inc.	4,449,345	461,441,570
PTC, Inc. (a)	1,467,387	256,734,030
Public Service Enterprise Group, Inc.	6,166,015	377,051,817
Public Storage REIT	1,952,507	595,514,635
PulteGroup, Inc.	2,657,493	274,306,427
Qorvo, Inc. (a)	1,208,906	136,134,905
QUALCOMM, Inc.	13,718,190	1,984,061,820
Quanta Services, Inc.	1,792,806	386,887,535
Quest Diagnostics, Inc.	1,375,758	189,689,513
Ralph Lauren Corp.	498,355	71,862,791
Raymond James Financial, Inc.	2,320,938	258,784,587

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Realty Income Corp. REIT	8,922,245	$512,315,308
Regency Centers Corp. REIT	2,029,064	135,947,288
Regeneron Pharmaceuticals, Inc. (a)	1,317,536	1,157,178,693
Regions Financial Corp.	11,464,038	222,173,056
Republic Services, Inc.	2,528,928	417,045,516
ResMed, Inc.	1,810,671	311,471,625
Revvity, Inc.	1,532,492	167,516,701
Robert Half, Inc.	1,322,202	116,248,000
Rockwell Automation, Inc.	1,414,897	439,297,221
Rollins, Inc.	3,460,127	151,103,746
Roper Technologies, Inc.	1,310,416	714,399,491
Ross Stores, Inc.	4,174,026	577,643,458
Royal Caribbean Cruises Ltd. (a)	2,910,905	376,933,088
RTX Corp.	17,723,115	1,491,222,896
S&P Global, Inc.	3,993,214	1,759,090,631
Salesforce, Inc. (a)	11,992,656	3,155,747,500
SBA Communications Corp. REIT	1,335,541	338,813,396
Schlumberger NV	17,554,334	913,527,541
Seagate Technology Holdings PLC	2,382,026	203,353,560
Sempra	7,768,560	580,544,489
ServiceNow, Inc. (a)	2,517,945	1,778,902,963
Sherwin-Williams Co.	2,903,004	905,446,948
Simon Property Group, Inc. REIT	4,022,139	573,717,907
Skyworks Solutions, Inc.	1,974,087	221,926,861
Snap-on, Inc.	652,514	188,472,144
Southern Co.	13,454,205	943,408,855
Southwest Airlines Co.	7,340,619	211,997,077
Stanley Black & Decker, Inc.	1,897,321	186,127,190
Starbucks Corp.	14,083,561	1,352,162,692
State Street Corp. (c)	3,803,407	294,611,906
Steel Dynamics, Inc.	1,874,506	221,379,159
STERIS PLC	1,219,064	268,011,220
Stryker Corp.	4,170,823	1,248,994,656
Common Stocks	Shares	Value
Synchrony Financial	5,099,823	$194,762,240
Synopsys, Inc. (a)	1,876,643	966,302,247
Sysco Corp.	6,237,189	456,125,632
T Rowe Price Group, Inc.	2,766,954	297,973,276
Take-Two Interactive Software, Inc. (a)	1,950,854	313,989,951
Tapestry, Inc.	2,861,027	105,314,404
Targa Resources Corp.	2,761,657	239,905,144
Target Corp.	5,688,659	810,178,815
TE Connectivity Ltd.	3,830,115	538,131,157
Teledyne Technologies, Inc. (a)	580,373	259,014,666
Teleflex, Inc.	580,804	144,817,669
Teradyne, Inc.	1,884,906	204,549,999
Tesla, Inc. (a)	34,071,196	8,466,010,782
Texas Instruments, Inc.	11,201,998	1,909,492,579
Textron, Inc.	2,415,525	194,256,521
Thermo Fisher Scientific, Inc.	4,761,411	2,527,309,345
TJX Cos., Inc.	14,101,984	1,322,907,119
T-Mobile U.S., Inc.	6,272,067	1,005,600,502
Tractor Supply Co.	1,332,412	286,508,552
Trane Technologies PLC	2,820,408	687,897,511
TransDigm Group, Inc.	682,099	690,011,348
Travelers Cos., Inc.	2,814,799	536,191,062
Trimble, Inc. (a)	3,068,721	163,255,957
Truist Financial Corp.	16,401,316	605,536,587
Tyler Technologies, Inc. (a)	515,139	215,389,919
Tyson Foods, Inc. Class A	3,533,447	189,922,776
U.S. Bancorp	19,229,326	832,245,229
Uber Technologies, Inc. (a)	25,364,784	1,561,709,751
UDR, Inc. REIT	3,742,223	143,289,719
Ulta Beauty, Inc. (a)	606,538	297,197,555
Union Pacific Corp.	7,519,576	1,846,958,257
United Airlines Holdings, Inc. (a)	4,041,020	166,732,485
United Parcel Service, Inc. Class B	8,922,808	1,402,933,102
United Rentals, Inc.	835,149	478,891,140
UnitedHealth Group, Inc.	11,400,729	6,002,141,797

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	751,823	$114,607,898
Valero Energy Corp.	4,196,410	545,533,300
Ventas, Inc. REIT	4,952,937	246,854,380
Veralto Corp.	2,705,312	222,538,965
VeriSign, Inc. (a)	1,095,271	225,582,015
Verisk Analytics, Inc.	1,789,079	427,339,410
Verizon Communications, Inc.	51,865,391	1,955,325,241
Vertex Pharmaceuticals, Inc. (a)	3,176,261	1,292,388,838
VF Corp.	4,087,918	76,852,858
Viatris, Inc.	14,812,654	160,421,043
VICI Properties, Inc. REIT	12,751,655	406,522,761
Visa, Inc. Class A	19,647,647	5,115,264,896
Vulcan Materials Co.	1,642,595	372,885,491
W R Berkley Corp.	2,512,873	177,710,379
Walgreens Boots Alliance, Inc.	8,867,053	231,518,754
Walmart, Inc.	17,582,667	2,771,907,453
Walt Disney Co.	22,554,767	2,036,469,912
Warner Bros Discovery, Inc. (a)	27,355,378	311,304,202
Waste Management, Inc.	4,517,138	809,019,416
Waters Corp. (a)	729,681	240,232,876
WEC Energy Group, Inc.	3,897,802	328,077,994
Wells Fargo & Co.	44,761,983	2,203,184,803
Welltower, Inc. REIT	6,833,686	616,193,467
West Pharmaceutical Services, Inc.	912,366	321,262,316
Common Stocks	Shares	Value
Western Digital Corp. (a)	3,954,747	$207,110,100
Westinghouse Air Brake Technologies Corp.	2,211,432	280,630,721
Westrock Co.	3,132,311	130,053,553
Weyerhaeuser Co. REIT	9,023,954	313,762,881
Whirlpool Corp.	672,279	81,863,414
Williams Cos., Inc.	15,007,196	522,700,637
Willis Towers Watson PLC	1,272,401	306,903,121
WW Grainger, Inc.	544,212	450,983,042
Wynn Resorts Ltd.	1,195,896	108,958,085
Xcel Energy, Inc.	6,766,702	418,926,521
Xylem, Inc.	2,950,554	337,425,355
Yum! Brands, Inc.	3,460,040	452,088,826
Zebra Technologies Corp. Class A (a)	632,492	172,879,038
Zimmer Biomet Holdings, Inc.	2,580,392	314,033,706
Zions Bancorp NA	1,827,864	80,188,394
Zoetis, Inc.	5,658,407	1,116,799,790
Total Common Stocks (Cost $520,847,014,555)		$493,503,260,364
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$493,503,260,364	$—	$—	$493,503,260,364
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2023 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2023 and for the period then ended are:
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
Intercontinental Exchange, Inc.	6,433,366	$707,798,927	$295,816,034	$218,878,195	$5,535,812	$117,489,413	7,068,146	$907,761,991	$2,735,715
State Street Corp.	3,581,968	239,848,577	100,735,015	83,812,942	(1,725,551)	39,566,807	3,803,407	294,611,906	2,642,786
TOTAL		$947,647,504	$396,551,049	$302,691,137	$3,810,261	$157,056,220		$1,202,373,897	$5,378,501
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2023 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.